ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
Acqusitions Completed In 2018
Acqusition Tables
Final purchase price allocations, at fair values, with respect to the acquisitions are as follows:
			Northern
			Ireland
(MILLIONS)	Note	Biotherm	Wind	Total
Cash and cash equivalents		$12	$1	$13
Trade receivables and other current assets		7	-	7
Property, plant and equipment, at fair value		158	53	211
Current liabilities		(3)	(4)	(7)
Current portion of non-recourse borrowings		(3)	-	(3)
Financial instruments		(2)	-	(2)
Non-recourse borrowings		(69)	(18)	(87)
Deferred income tax liabilities		(35)	(4)	(39)
Non-controlling interests		(21)	-	(21)
Fair value of net assets acquired		44	28	72
Goodwill	17	27	-	27
Purchase price		$71	$28	$99

Acqusitions Completed In 2017
Acqusition Tables
Final purchase price allocations, at fair values, with respect to the acquisitions are as follows:
	TerraForm	European
(MILLIONS)	Global	Wind	Total
Cash and cash equivalents	$611	$-	$611
Restricted cash	90	-	90
Trade receivables and other current assets	62	1	63
Financial instruments	20	-	20
Property, plant and equipment, at fair value	1,208	37	1,245
Deferred tax assets	18	-	18
Other long-term assets	94	-	94
Current liabilities	(73)	(4)	(77)
Current portion of non-recourse borrowings	(1,183)	-	(1,183)
Financial instruments	(15)	-	(15)
Non-recourse borrowings	(5)	-	(5)
Deferred income tax liabilities	(15)	(2)	(17)
Other long-term liabilities	(54)	-	(54)
Non-controlling interests	(1)	-	(1)
Fair value of net assets acquired	$757	$32	$789

Acqusitions Completed In 2016
Acqusition Tables
Final purchase price allocations, at fair values, with respect to the acquisitions are as follows:
(MILLIONS)	Colombia	Brazil	Pennsylvania	Ireland	Total
Cash and cash equivalents	$113	$4	$-	$-	$117
Trade receivables and other current assets	174	2	1	-	177
Property, plant and equipment, at fair value	4,772	100	859	10	5,741
Other long-term assets	15	-	-	-	15
Current liabilities	(463)	(3)	(1)	-	(467)
Non-recourse borrowings	(899)	-	-	-	(899)
Deferred income tax liabilities	(1,019)	-	-	(1)	(1,020)
Other long-term liabilities	(149)	-	-	-	(149)
Non-controlling interests	(1,417)	-	-	-	(1,417)
Fair value of net assets acquired	1,127	103	859	9	2,098
Goodwill	799	-	-	-	799
Purchase price	$1,926	$103	$859	$9	$2,897